U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.


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1.       Name and address of issuer:

         State Street Research Securities Trust
         One Financial Center
         Boston, MA 02111

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2.       Name of each series or class of funds for which this notice is filed:

         State Street Research Intermediate Bond Fund
         State Street Research Strategic Income Fund
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3.       Investment Company Act File Number:                      811-8322

         Securities Act File Number:                              33-74628

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4.       Last day of fiscal year for which this notice is filed:  April 30, 1997

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5.       Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             [ ]

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6.       Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.       Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         State Street Research Intermediate Bond Fund shares                   0
         State Street Research Strategic Income Fund shares                    0

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8.       Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         State Street Research Intermediate Bond Fund shares                   0
         State Street Research Strategic Income Fund shares                    0
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9.       Number and aggregate sale price of securities sold during the fiscal year:

         Number of securities sold:
         State Street Research Intermediate Bond Fund shares              74,900
         State Street Research Strategic Income Fund shares           11,219,944

         Aggregate sale price of securities sold:
         State Street Research Intermediate Bond Fund shares         $   718,964
         State Street Research Strategic Income Fund shares           79,770,370
                                                                     -----------
                                                                     $80,489,334
                                                                     ===========

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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Number of securities sold:
         State Street Research Intermediate Bond Fund shares              74,900
         State Street Research Strategic Income Fund shares           11,219,944

         Aggregate sale price of securities sold:
         State Street Research Intermediate Bond Fund shares         $   718,964
         State Street Research Strategic Income Fund shares           79,770,370
                                                                     -----------
                                                                     $80,489,334
                                                                     ===========

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11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         Number of securities issued:
         State Street Research Intermediate Bond Fund shares              32,326
         State Street Research Strategic Income Fund shares               79,582

         Aggregate sale price of securities issued:
         State Street Research Intermediate Bond Fund shares         $   309,572
         State Street Research Strategic Income Fund shares              568,718
                                                                     -----------
                                                                     $   878,290
                                                                     ===========

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12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year in reliance on rule
                  24f-2 (from Item 10):                            $  80,489,334
                                                                   -------------
         (ii)     Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):               +   878,290
                                                                   -------------
         (iii)    Aggregate price of shares redeemed or
                  repurchased during the fiscal year (if             - 5,451,737
                  applicable):                                     -------------

         (iv)     Aggregate price of shares redeemed or
                  repurchased and previously applied as a
                  reduction to filing fees pursuant to rule
                  24e-2 (if applicable):                             +         0
                                                                   -------------

         (v)      Net aggregate price of securities sold and
                  issued during the fiscal year in reliance
                  on rule 24f-2 [line (i), plus line (ii),
                  less line (iii), plus line (iv)] (if
                  applicable):                                     $  75,915,887
                                                                   -------------
         (vi)     Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (see
                  Instruction C.6):                                  x    1/3300
                                                                   -------------
         (vii)    Fee due [line (i) or line (v) multiplied
                  by line (vi)]                                    $      23,005
                                                                   -------------


Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.      Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                             [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         June 25, 1997

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Amy L. Simmons
                                       -----------------------------------
                                       Amy L. Simmons, Assistant Secretary

Date     June 30, 1997

*Please print the name and title of the signing officer below the signature.